Other Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Expenses
Foreign currency losses	€ 3,027	€ 3,264	€ 1,054
Miscellaneous other items	1	4	982
Total other expenses	€ 3,028	€ 3,268	€ 2,036